Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 1,986	R$ 5,753
Additions	157	230
Impairment		(19)
Amortization	(310)	(322)
Write-off	(69)	(91)
Remeasurement	97	20
Exchange rate changes	344	(754)
Transfers	133	126
Deconsolidation exito	(365)
Assets held for sale or distribution		(2,957)
Intangible assets, ending	1,973	1,986
Finance Lease [Member] | Right Of Use Paes Mendonca [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	305	413
Amortization	(32)	(47)
Write-off	(60)	(78)
Remeasurement	97	20
Transfers		(3)
Intangible assets, ending	310	305
Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	319	441
Amortization	(35)	(50)
Write-off	(60)	(89)
Remeasurement	97	20
Transfers		(3)
Intangible assets, ending	321	319
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	541	729
Additions
Impairment
Amortization
Write-off
Remeasurement
Exchange rate changes	19	(40)
Transfers
Deconsolidation exito	(19)
Assets held for sale or distribution		(148)
Intangible assets, ending	541	541
Tradename [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	5	3,385
Additions	6
Impairment		(19)
Write-off	(5)
Exchange rate changes	312	(686)
Deconsolidation exito	(318)
Assets held for sale or distribution		(2,675)
Intangible assets, ending		5
Commercial Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	48	54
Amortization		(4)
Exchange rate changes	(1)
Transfers		4
Assets held for sale or distribution		(6)
Intangible assets, ending	47	48
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	1,073	1,144
Additions	151	230
Amortization	(275)	(268)
Write-off	(4)	(2)
Exchange rate changes	14	(28)
Transfers	133	125
Deconsolidation exito	(28)
Assets held for sale or distribution		(128)
Intangible assets, ending	1,064	1,073
Computer software [member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	14	28
Amortization	(3)	(3)
Write-off		(11)
Intangible assets, ending	11	14
Total Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	1,667	5,312
Additions	157	230
Impairment		(19)
Amortization	(275)	(272)
Write-off	(9)	(2)
Exchange rate changes	344	(754)
Transfers	133	129
Deconsolidation exito	(365)
Assets held for sale or distribution		(2,957)
Intangible assets, ending	R$ 1,652	R$ 1,667